SUPPLEMENTAL FINANCIAL INFORMATION (Details 2) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfFinanceIncomeExpenseLineItems [Line Items]
Finance income (expense)	$ (3,653)	$ (4,226)
Interest income
DisclosureOfFinanceIncomeExpenseLineItems [Line Items]
Finance income (expense)	1,049	265
Interest expense
DisclosureOfFinanceIncomeExpenseLineItems [Line Items]
Finance income (expense)	0	(6)
Accretion expense-deferred revenue
DisclosureOfFinanceIncomeExpenseLineItems [Line Items]
Finance income (expense)	(3,314)	(3,115)
Accretion expense-reclamation obligations
DisclosureOfFinanceIncomeExpenseLineItems [Line Items]
Finance income (expense)	(1,316)	(1,296)
Accretion expense-post-employment benefits
DisclosureOfFinanceIncomeExpenseLineItems [Line Items]
Finance income (expense)	$ (72)	$ (74)